Schedule of movements in ordinary shares (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
		Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance				$ (40,537)		$ 3,746		$ 21,615
Capital raises		$ 160,000,000	$ 3,200,000	69,511		2,861		5,054
Employee share scheme issues				8		600		147
At June 30, 2025		$ 20,104		$ 20,104		$ (40,537)		3,746
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares				4,439,733		25,651,140
Balance				$ 533		$ 308		256
Capital raises, Shares	[1]			5,206,395		1,715,191
Capital raises				$ 1,825	[1]	$ 206	[1]	51
Employee share scheme issues, Shares						282,836
Employee share scheme issues						$ 19		$ 1
Reverse stock split, Shares	[2]					(23,209,434)
Reverse stock split	[2]
Other share issuances, Shares	[3]			2,881,084
Other share issuances	[3]			$ 346
Equity instruments - warrants, Shares	[4]
Equity instruments - warrants	[4]
Balance, shares		12,527,212		12,527,212		4,439,733		25,651,140
At June 30, 2025		$ 2,704		$ 2,704		$ 533		$ 308
Share premium [member]
IfrsStatementLineItems [Line Items]
Balance				108,220		105,018		99,418
Capital raises				68,463	[1]	2,862	[1]	5,449
Employee share scheme issues						340		151
Reverse stock split	[2]
Other share issuances	[3]			4,572
Equity instruments - warrants	[4]			413
At June 30, 2025		181,668		181,668		108,220		105,018
Issued capital and share premium [member]
IfrsStatementLineItems [Line Items]
Balance				108,753		105,326
Capital raises	[1]			70,288		3,068
Employee share scheme issues						359
Reverse stock split	[2]
Other share issuances	[3]			4,918
Equity instruments - warrants	[4]			413
At June 30, 2025		$ 184,372		$ 184,372		$ 108,753		$ 105,326

[1]	During the year ended June 30, 2025, the company issued
[2]	On October 4, 2023, the Company announced a one-for-ten (1-10) reverse stock split and par value change of its Ordinary Shares which began trading on a post-split basis on October 6, 2023. The reverse stock split has been applied retrospectively to the prior years’ share figures for the purpose of calculating EPS.
[3]	During the year ended June 30, 2025, the Company made several share issuances to settle liabilities to (a) Arowana International UK Ltd for
[4]	During